Equity-accounted Investments - Narrative (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)		Dec. 31, 2022 CNY (¥)
Disclosure of joint ventures [line items]
Equity in loss of investment in joint venture and associates		$ 10,131	$ 11,617	[1]
Synergy Ballard JVCo
Disclosure of joint ventures [line items]
Equity in loss of investment in joint venture and associates		$ 200	18
Proportion of ownership interest in joint venture		10.00%
Weichai Ballard JV
Disclosure of joint ventures [line items]
Equity in loss of investment in joint venture and associates		$ 9,931	$ 11,599
Proportion of ownership interest in joint venture		49.00%	49.00%		49.00%
Contributions (Proceeds)		$ 0	$ 9,272		¥ 62,475
Synergy Ballard JVCo
Disclosure of joint ventures [line items]
Investment fair value cost		$ 0
Past downstream transactions	$ 736

[1]	Comparative information has been restated due to a discontinued operation (note 7).